ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
In Thousands of US Dollars
Description	2021	2020	2019
Accounts payable	$1,273	$1,403	$1,629
Accrued liabilities:
Payroll related liabilities	262	245	225
Other accrued liabilities	23	74	40
Deposit	-	50	-
Total accounts payable and accrued liabilities	$1,558	$1,772	$1,894